FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Argentina, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	$ 59.83	$ 37.74	$ 18.57	$ 15.84
Brazil, Brazil Real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	4.01	3.87	3.31	3.25
Chile, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	748.74	694.77	614.75	669.47
Colombia, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	3,271.55	3,239.45	2,984.77	3,000.25
Euro Member Countries, Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	0.89	0.87	0.83	0.95
Australia, Dollars
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	1.43	1.42	1.28	1.38
Bolivia, Bolivianos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	6.86	6.86	6.86	6.86
Mexico, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	18.89	19.68	19.66	20.63
New Zealand, Dollars
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	1.49	1.49	1.41	1.44
Peru, Nuevos Soles
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	3.31	3.37	3.24	3.35
Uruguay, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	$ 37.24	$ 32.38	$ 28.74	$ 29.28